Business Combinations (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 07, 2018	May 13, 2017	May 11, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 03, 2017	Jan. 20, 2017
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 1,200
Anniversary payment							$ 89,000
Federal income tax rate				21.00%	35.00%
Accounts and Financing Receivable, after Allowance for Credit Loss				$ 52,100	$ 62,800
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value			$ 31,700
Gain (Loss) on Investments				$ 0	$ 764	$ 0
LENSAR [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				15 years
Contractual Obligation								$ 2,800
Business Combination, Consideration Transferred		$ 31,726
Accounts and Financing Receivable, after Allowance for Credit Loss			43,900
Gain (Loss) on Investments		$ 9,300	$ 10,600
Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Lensar acquisition assumptions			16.00%
Minimum [Member]
Business Acquisition [Line Items]
Lensar acquisition assumptions			37.00%
Maximum [Member]
Business Acquisition [Line Items]
Lensar acquisition assumptions			72.00%
Federal income tax rate				21.00%	35.00%